Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2020
Cash and cash equivalents
Summary of cash and cash equivalents

	As of
	December 31,	June 30,
	2019	2020
	$	$
Cash at bank and in hand	75,111	257,775
Cash equivalents	821	829
	75,932	258,604
Denominated in:
US$	62,478	225,709
RMB (note (i))	6,761	23,375
Hong Kong dollar ("HK$")	5,948	9,151
Australia dollar ("A$")	745	369
	75,932	258,604

Note:

(i)	Certain cash and bank balances denominated in RMB were deposited with banks in the PRC. The conversion of these RMB denominated balances into foreign currencies is subject to the rules and regulations of foreign exchange control promulgated by the PRC government.